SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2014
SHARE-BASED COMPENSATION.
Summary of information regarding options granted

	For the years ended March 31,
	2012			2013			2014
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		average	average		average	average		average	average
		exercise	fair value		exercise	fair value		exercise	fair value
	Number of	price per	per option	Number of	price per	per option	Number of	price per	per option
	options	option	at grant date	options	option	at grant date	options	option	at grant date

Outstanding on April 1 of year	497,855	$2.34	$3.25	434,698	$2.02	$3.94	1,284,698	$4.13	$6.08
Granted	61,843	1.67	10.88	850,000	5.21	7.17	629,000	5.51	15.61
Exercised	(75,000)	1.80	1.59	—	—	—	—	—	—
Forfeited	(50,000)	5.13	9.20	—	—	—	(25,000)	6.00	7.13
Outstanding on March 31 year	434,698	$2.02	$3.94	1,284,698	$4.13	$6.08	1,888,698	$4.56	$9.24

Summary of information with respect to share options outstanding

	Option outstanding				Option exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
		remaining	Exercise	values as of		Exercise	values as of
	Number	contractual	price per	March 31,	Number	price per	March 31,
Range of exercise price	outstanding	life in years	option	2014	exercisable	option	2014

$ 0.01	221,843	1.13	$0.01	$6,063	—	$—	$—
$ 1.00-$2.00	62,855	2.94	$1.68	1,613	—	$—	—
$ 5.13	1,276,300	8.88	$5.13	28,348	390,000	$5.13	8,662
$ 6.00	327,700	9.48	$6.00	6,993	—	$—	—
	1,888,698			$43,017	390,000		$8,662

Schedule of assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods

	Risk-free interest
	rate of return	Contractual term	Volatility	Dividend yield	Exercise price

December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13~6.00
September 12, 2013	3.22	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13~6.00

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)                 Contractual term

The Company used the original contractual term.

(3)                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.